Net finance (costs)/income (Tables)	12 Months Ended
Jun. 30, 2023
Net finance (costs)/income
Schedule of net finance (costs)/income

	2023	2022	2021
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(3,076)	(3,058)	(1,952)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(30,671)	(19,975)	(17,262)
Interest payable on lease liabilities (Note 14)	(208)	(97)	(109)
Amortization of issue costs on secured term loan facility and senior secured notes	(745)	(713)	(626)
Foreign exchange losses on retranslation of unhedged US dollar borrowings(1)	—	(58,738)	—
Unwinding of discount relating to registrations	(8,326)	(2,363)	(892)
Reclassified from hedging reserve (3)	—	—	(14,631)
Interest on provisions	(287)	—	—
Hedge ineffectiveness on cash flow hedges	—	(971)	—
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(1,604)	—	—
Foreign currency options	—	—	(939)
Total finance costs	(44,917)	(85,915)	(36,411)
Interest receivable on short-term bank deposits	728	145	3
Foreign exchange gains on retranslation of unhedged US dollar borrowings(2)	22,375	—	48,015
Reclassified from hedging reserve (3)	—	326	—
Hedge ineffectiveness on cash flow hedges	420	—	1,234
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	23,205	58
Total finance income	23,523	23,676	49,310
Net finance (costs)/income	(21,394)	(62,239)	12,899
(1)	Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavorable swing in foreign exchange rates.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favorable swing in foreign exchange rates.
(3)	Foreign exchange gains/(losses) immediately reclassified from the hedging reserve for hedged future revenues no longer meeting the hedge accounting criteria due to a change in denomination of the contract currency.